23. Air traffic liability	12 Months Ended
Dec. 31, 2019
Advances from ticket sales [absract]
Air traffic liability

23.Air traffic liability

On December 31, 2019, the balance of Advance from Ticket Sales classified in current liabilities was R$1,966,148 (R$1,673,987 on December 31, 2018) and is represented by 6,239,179 tickets sold and not yet used (5,804,941 on December 31, 2018) with an average use of 59 days (57 days on December 31, 2018).

The balances of air traffic liability are presented net of breakage R$415,688 on December 31, 2019 (R$359,123 on December 31, 2018).